Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL SMALLCAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000922457
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2017
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016